Consolidated Statements of Stockholders Equity - USD ($) $ in Millions	Total	Senior Preferred Stock [Member]	Junior Preferred Stock [Member]	Common Stock	Additional Paid In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss) [Member]	Receivables from Stockholder	Total Stockholders Equity	Non-controlling Interest
Balance at Dec. 31, 2014	$ 1,117.0		$ 0.6	$ 0.7	$ 1,518.3	$ (106.8)	$ (295.8)		$ 1,117.0
Balance, shares at Dec. 31, 2014			58,244,308	64,924,845
Net (loss) income	(104.7)					(104.7)			(104.7)
Share-based compensation	13.2				13.2				13.2
Foreign currency translation	(94.2)						(94.2)		(94.2)
Change in unrealized loss, net of tax	(3.5)						(3.5)		(3.5)
Change in minimum pension & postretirement liability, net of tax	14.3						14.3		14.3
Balance at Dec. 31, 2015	942.1		$ 0.6	$ 0.7	1,531.5	(211.5)	(379.2)		942.1
Balance, shares at Dec. 31, 2015			58,244,308	64,924,845
Net (loss) income	(92.8)					(92.9)			(92.9)	$ 0.1
Issuance of stock	75.0	$ 150.2						$ (75.2)	75.0
Issuance of stock, shares		16,802,144
Issuance of Common Stock upon vesting of restricted stock units	0.0	$ 0.0	$ 0.0	$ 0.0	0.0	0.0	0.0	0.0	0.0	0.0
Issuance of Common Stock upon vesting of restricted stock units, shares				76,192
Addition of noncontrolling interest	39.2									39.2
Sale of the UK Business, net of tax	25.9						25.9		25.9
Senior preferred dividends declared		14.1				(14.1)
Share-based compensation	15.3				15.3				15.3
Foreign currency translation	7.4						8.0		8.0	(0.6)
Change in unrealized loss, net of tax	(8.2)						(8.2)		(8.2)
Change in minimum pension & postretirement liability, net of tax	2.0						2.0		2.0
Balance at Dec. 31, 2016	1,005.9	$ 164.3	$ 0.6	$ 0.7	1,546.8	(318.5)	(351.5)	(75.2)	967.2	38.7
Balance, shares at Dec. 31, 2016		16,802,144	58,244,308	65,001,037
Net (loss) income	(10.5)					(9.2)			(9.2)	(1.3)
Issuance of stock	3.2				3.2				3.2
Issuance of stock, shares				183,425
Issuance of common stock upon exercise of options	0.0	$ 0.0	$ 0.0	$ 0.0	0.0	0.0	0.0	0.0	0.0	0.0
Issuance of common stock upon exercise of options, shares				653,214
Issuance of Common Stock upon vesting of restricted stock units	0.0	0.0	0.0	$ 0.0	0.0	0.0	0.0	0.0	0.0	0.0
Issuance of Common Stock upon vesting of restricted stock units, shares				76,190
Share repurchase	(1.8)				(1.8)				(1.8)
Share repurchase, shares				(627,904)
Payment for Issuance of Senior Preferred Stock	75.2							$ 75.2	75.2
Senior preferred dividends declared		20.5				(20.5)
Share-based compensation	17.2				17.2				17.2
Foreign currency translation	39.7						39.3		39.3	0.4
Change in unrealized loss, net of tax	(13.7)						(13.7)		(13.7)
Change in minimum pension & postretirement liability, net of tax	13.8						13.8		13.8
Balance at Dec. 31, 2017	1,129.0	$ 184.8	$ 0.6	$ 0.7	$ 1,565.4	$ (348.2)	$ (312.1)		$ 1,091.2	$ 37.8
Balance, shares at Dec. 31, 2017		16,802,144	58,244,308	65,285,962
Net (loss) income	(63.7)
Balance at Sep. 30, 2018	$ 1,538.5